Decommissioning Liabilities - Summary of Changes to the Credit-Adjusted Risk-Free Rate or the Inflation Rate Impact on the Decommissioning Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
One percent increase [member]
Disclosure Of Other Provisions [Line Items]
Credit-Adjusted Risk-Free Rate	$ (236)	$ (138)
Inflation Rate	340	196
One percent decrease [member]
Disclosure Of Other Provisions [Line Items]
Credit-Adjusted Risk-Free Rate	332	188
Inflation Rate	$ (243)	$ (145)